Finance Lease Right-of-Use Assets, Net (Details) - Schedule of finance lease right -of-use assets	6 Months Ended
Dec. 31, 2021 USD ($)
Finance Lease Right-of-Use Assets, Net (Details) - Schedule of finance lease right -of-use assets [Line Items]
Beginning balance of total right-of-use assets, at cost	$ 1,857,556
Increase /(Decrease) of total right-of-use assets, at cost
Exchange Rate Translation of total right-of-use assets, at cost	24,590
Ending balance of total right-of-use assets, at cost	1,882,146
Beginning balance of accumulated amortization	(510,828)
Increase /(Decrease) of accumulated amortization	(93,363)
Exchange Rate Translation of accumulated amortization	(7,506)
Ending balance of accumulated amortization	(611,697)
Beginning balance of right-of-use assets, net	1,346,728
Increase /(Decrease) of right-of-use assets, net	(93,363)
Exchange Rate Translation of right-of-use assets, net	17,084
Ending balance of right-of-use assets, net	1,270,449
Company vehicles [Member]
Finance Lease Right-of-Use Assets, Net (Details) - Schedule of finance lease right -of-use assets [Line Items]
Beginning balance of total right-of-use assets, at cost	1,857,556
Increase /(Decrease) of total right-of-use assets, at cost
Exchange Rate Translation of total right-of-use assets, at cost	24,590
Ending balance of total right-of-use assets, at cost	$ 1,882,146